Equity (Details Textual) - USD ($)					1 Months Ended					5 Months Ended	12 Months Ended
	Apr. 09, 2019	Jun. 08, 2017	Aug. 07, 2015	Oct. 07, 2013	Apr. 28, 2016	Mar. 21, 2016	Aug. 20, 2014	Dec. 29, 2011	Apr. 22, 2010	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 27, 2016	Feb. 26, 2015
Option Indexed to Issuer's Equity [Line Items]
Common stock shares issued											17,806,586	17,312,586
Purchase of common shares		$ 50,000,000
Subscription receivable												$ 1,492,538		$ 1,492,538
Statutory surplus reserve											10.00%		25.00%
Percentage of reserve											50.00%
Options exercise price			$ 1.64	$ 2.30		$ 1.88					$ 0.39	$ 2.90
Issued aggregate options				94,000
Options vested											26,200
Compensation expenses											$ 69,176	$ 247,134	$ 479,233
Common shares											1,356,565
Common shares of par value		$ 0.002731									$ 0.002731	$ 0.002731
Fair value of ordinary value												275,000
Grant date stock price												$ 3.18
Consulting expenses												$ 835,999
Options exercised, shares												40,000
Cash purchase, shares												8,000
Aggregate of common shares, description												The Company issued an aggregate of 275,000 common shares to a consultant under the Company's incentive plan for advice and services provided concerning the Company's merger and acquisition planning, development and strategy implementation. The 275,000 common shares were issued in two tranches including 137,500 common shares issued on February 21, 2018 and 137,500 common shares issued on March 5, 2018. The fair value of the 275,000 common shares was $835,999, which was calculated based on the grant date stock price of $3.18 on February 21, 2018 and of $2.90 March 5, 2018. During the year ended December 31, 2018, the Company amortized $835,999 as consulting expenses.
StockOptionMember
Option Indexed to Issuer's Equity [Line Items]
Options exercised, shares												11,000
Cash purchase, shares												11,000
Aggregate consideration												$ 17,851
Common Stock [Member]
Option Indexed to Issuer's Equity [Line Items]
Exercise of share-based awards											19,000
Common shares												200,000
Fair value of ordinary, shares												288,000
Consulting expenses											$ 179,112	$ 108,888
Common Class A [Member]
Option Indexed to Issuer's Equity [Line Items]
Common stock shares issued											6,695,475	6,695,475
Common shares		37,888,889									37,888,889
Common shares of par value		$ 0.002731									$ 0.002731	$ 0.002731
Common stock, shares outstanding											6,695,475	6,695,475
Common Class B [Member]
Option Indexed to Issuer's Equity [Line Items]
Common stock shares issued											11,111,111	11,111,111
Common shares		12,111,111									12,111,111
Common shares of par value		$ 0.002731									$ 0.002731	$ 0.002731
Common stock, shares outstanding											11,111,111	11,111,111
Initial public offering [Member]
Option Indexed to Issuer's Equity [Line Items]
Common stock shares issued									4,500,000
Purchase price	$ 4.00
Common shares									1,500,000
Aggregate consideration	$ 1,250,000
Common stock, shares outstanding									4,500,000
Security Purchase Agreement [Member]
Option Indexed to Issuer's Equity [Line Items]
Purchase of common shares										$ 20,000,000
Hangzhou Lianluo Interactive Information Technology Co Ltd [Member]
Option Indexed to Issuer's Equity [Line Items]
Restricted common shares					11,111,111
Aggregate Value					$ 20,000,000
Purchase price					$ 1.80										$ 1.33
Percentage of premium					35.00%
Lianluo Smart Limited [Member]
Option Indexed to Issuer's Equity [Line Items]
Fair value of grant shares																32,340
Chen Ping [Member]
Option Indexed to Issuer's Equity [Line Items]
Common stock shares issued				94,000
Options exercise price							$ 5.31
Employee Stock Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Options exercise price								$ 1.45
Issued aggregate options			349,000			580,867	131,000	450,000
Option expiry date											P10Y